PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2015	December 31, 2014
Land	$96.4	$29.3
Buildings and building improvements	681.6	201.8
Machinery and equipment	944.2	719.8
Software	561.9	434.7
Leasehold improvements	271.6	200.1
Furniture and fixtures	70.1	57.7
Construction in progress	180.4	126.7
Equipment and real estate under capital leases	65.1	42.9
	2,871.3	1,813.0
Less accumulated depreciation and amortization of capital lease assets	(1,123.9)	(1,026.5)
	$1,747.4	$786.5

Depreciation expense and amortization of property, plant and equipment was $269.9, $157.6 and $144.7 for 2015, 2014 and 2013, respectively, including software depreciation of $66.1, $38.5, and $39.3 for 2015, 2014 and 2013, respectively.